Income Taxes (Schedule Of Rollforward Of Unrecognized Tax Benefits)(Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Balance, Beginning	$ 3,673	$ 5,207
Increases related to prior year tax positions	951	913
Decreases related to prior year tax positions		(428)
Increases related to current year tax positions	27	90
Lapse of statutes		(2,109)
Settlements	(407)
Balance, Ending	$ 4,244	$ 3,673